Debt (Long-term debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Current portion of long-term external debt, Principal outstanding	$ 175.1	$ 105.3
Current portion of long-term external debt, Debt Issuance Costs	(12.2)	(11.5)
Current portion of long-term external debt, Total Debt	162.9	93.8
Long-term external debt, Principal outstanding	3,206.0	3,381.8
Long-term external debt, Debt Issuance Costs	(25.8)	(35.3)
Long-term external debt, Total Debt	3,180.2	3,346.5
Total external debt, Principal outstanding	3,381.1	3,487.1
Total external debt, Debt Issuance Costs	(38.0)	(46.8)
Long-term Debt	3,343.1	3,440.3
Current portion of long-term related party debt	24.7	135.6
Long term related party debt	0.0	24.7
Total interest bearing debt, principal amount	3,405.8	3,647.4
Total external debt, Total Debt	$ 3,367.8	$ 3,600.6